T. ROWE PRICE Short-Term Bond Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  20.5%
Car Loan  5.2%
Ally Auto Receivables Trust
Series 2023-A, Class C
6.08%, 1/17/34 (1) 1,740 1,753
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 949 965
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 119 121
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 1,391 1,404
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 3,570 3,606
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.648%, 6/15/33 (1) 1,151 1,158
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 2,230 2,243
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class C
4.697%, 9/15/33 (1) 3,873 3,901
ARI Fleet Lease Trust
Series 2024-B, Class A2
5.54%, 4/15/33 (1) 2,301 2,316
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 575 580
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 688 690
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 1,455 1,463
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 1,100 1,105
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class C
4.95%, 2/20/30 (1) 160 161

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.767%, 12/26/31 (1) 1,112 1,115
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C
4.44%, 11/17/31  5,570 5,606
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  5,070 5,169
CarMax Auto Owner Trust
Series 2023-3, Class D
6.44%, 12/16/30  2,515 2,581
CarMax Auto Owner Trust
Series 2023-4, Class C
6.58%, 5/15/29  8,020 8,316
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  3,605 3,692
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  400 416
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  1,525 1,568
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  1,640 1,668
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  6,990 7,175
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 133 132
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 4,955 5,008
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 10,490 10,715
Carvana Auto Receivables Trust
Series 2025-P4, Class C
5.04%, 4/12/32  3,895 3,968
Carvana Auto Receivables Trust
Series 2025-P4, Class D
5.62%, 11/10/33  4,715 4,788

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 4,490 4,528
Chase Auto Credit Linked Notes
Series 2025-1, Class C
4.851%, 2/25/33 (1) 3,792 3,824
Drive Auto Receivables Trust
Series 2024-2, Class C
4.67%, 5/17/32  1,665 1,679
Drive Auto Receivables Trust
Series 2025-2, Class C
4.39%, 9/15/32  2,100 2,112
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 2,450 2,461
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 1,235 1,267
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  2,737 2,756
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  434 440
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,585 1,598
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  5,690 5,749
Exeter Automobile Receivables Trust
Series 2025-5A, Class B
4.28%, 7/15/30  5,485 5,524
Exeter Automobile Receivables Trust
Series 2026-1A, Class B
4.22%, 10/15/30  1,840 1,850
Exeter Automobile Receivables Trust
Series 2026-1A, Class C
4.40%, 5/17/32  5,555 5,593
Exeter Select Automobile Receivables Trust
Series 2025-1, Class B
4.87%, 8/15/31  3,185 3,230
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  1,510 1,530

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  3,670 3,731
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  2,040 2,044
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  2,655 2,684
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28 (1) 2,985 2,993
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28 (1) 5,293 5,315
Ford Credit Floorplan Master Owner Trust
Series 2024-1, Class B
5.48%, 4/15/29 (1) 3,375 3,429
Ford Credit Floorplan Master Owner Trust
Series 2025-2, Class B
4.33%, 9/15/30  1,545 1,553
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 3,229 3,284
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 10,139 10,252
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 5,248 5,291
Huntington Bank Auto Credit-Linked Notes
Series 2025-2, Class B1
4.835%, 9/20/33 (1) 1,980 1,995
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3
4.53%, 4/17/28 (1) 2,460 2,481
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class B
4.94%, 8/15/29 (1) 5,205 5,285
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  975 981
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 625 626

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 980 982
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 970 972
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 460 461
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class A2
5.644%, 12/15/33 (1) 586 596
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 1,139 1,154
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class D
6.663%, 12/15/33 (1) 1,843 1,873
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 1,263 1,281
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 1,527 1,547
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 1,177 1,186
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 1,590 1,603
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 525 528
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 990 996
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 723 721
Santander Drive Auto Receivables Trust
Series 2025-4, Class B
4.27%, 1/15/32  5,110 5,153
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  4,025 4,033

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SBNA Auto Lease Trust
Series 2024-B, Class A4
5.55%, 12/20/28 (1) 6,630 6,702
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 1,323 1,337
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 998 1,009
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 462 468
Securitized Term Auto Receivables Trust
Series 2026-A, Class B
4.284%, 3/25/33 (1) 3,645 3,661
Securitized Term Auto Receivables Trust
Series 2026-A, Class C
4.431%, 3/25/33 (1) 1,322 1,328
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3
4.95%, 5/21/29 (1) 1,287 1,294
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,055 2,121
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class C
4.46%, 11/21/33 (1) 9,570 9,621
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 1,670 1,684
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 6,200 6,235
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 318 321
Wheels Fleet Lease Funding 1
Series 2024-1A, Class A1
5.49%, 2/18/39 (1) 4,402 4,451
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 2,580 2,591
Wheels Fleet Lease Funding 1
Series 2025-3A, Class C
4.79%, 9/18/40 (1) 3,525 3,555

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 4,236
253,168
Home Equity  0.2%
Santander Mortgage Asset Receivable Trust
Series 2025-CES1, Class A1A, STEP
5.036%, 9/25/55 (1) 6,015 6,059
Towd Point Mortgage Trust
Series 2025-CES4, Class A1A, STEP
5.091%, 10/25/65 (1) 3,770 3,805
9,864
Other Asset-Backed Securities  14.1%
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 4,480 4,485
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,990 4,018
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 4,190 4,221
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 3,425 3,450
Affirm Master Trust
Series 2026-1A, Class B
4.57%, 2/15/34 (1) 1,390 1,397
Affirm Master Trust
Series 2026-1A, Class C
4.72%, 2/15/34 (1) 5,660 5,688
Alinea
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 7/20/31 (1) 291 291
Amur Equipment Finance Receivables X
Series 2022-1A, Class E
5.02%, 12/20/28 (1) 4,900 4,904
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class D
5.97%, 10/20/31 (1) 1,020 1,046
Anthelion
Series 2025-1A, Class A1, CLO, FRN
3M TSFR + 1.50%, 5.17%, 7/20/36 (1) 7,045 7,061
Arbys Funding
Series 2020-1A, Class A2
3.237%, 7/30/50 (1) 11,985 11,731

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ARES LX
Series 2021-60A, Class CR, CLO, FRN
3M TSFR + 1.75%, 5.418%, 7/18/34 (1) 6,765 6,765
Auxilior Term Funding
Series 2023-1A, Class A2
6.18%, 12/15/28 (1) 790 792
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 2,955 3,002
Bain Capital Credit
Series 2020-5A, Class ARR, CLO, FRN
3M TSFR + 1.15%, 4.818%, 4/20/34 (1) 10,470 10,479
Balboa Bay Loan Funding
Series 2023-1A, Class ARR, CLO, FRN
3M TSFR + 1.16%, 4.828%, 4/20/36 (1) 4,305 4,308
Battalion X
Series 2016-10A, Class A2R3, CLO, FRN
3M TSFR + 1.75%, 5.418%, 1/24/35 (1) 12,665 12,696
Battalion XII
Series 2018-12A, Class BRR, CLO, FRN
3M TSFR + 1.20%, 4.853%, 5/17/31 (1) 5,600 5,604
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.203%, 5/17/31 (1) 6,065 6,061
Battalion XV
Series 2020-15A, Class A1RR, CLO, FRN
3M TSFR + 0.98%, 4.648%, 1/17/33 (1) 13,425 13,424
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.568%, 1/17/33 (1) 4,035 4,034
Battalion XXI
Series 2021-21A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 7/15/34 (1) 3,540 3,545
Blue Owl Asset Leasing Trust
Series 2024-1A, Class A2
5.05%, 3/15/29 (1) 2,017 2,025
Blue Owl Asset Leasing Trust
Series 2024-1A, Class B
5.41%, 3/15/30 (1) 3,015 3,049
BlueMountain
Series 2016-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 4.853%, 11/15/30 (1) 1,363 1,363
BlueMountain
Series 2018-3A, Class A1R, CLO, FRN
3M TSFR + 1.19%, 4.858%, 10/25/30 (1) 1,443 1,443

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bowling Green Park
Series 2019-1A, Class ARR, CLO, FRN
3M TSFR + 1.00%, 4.668%, 4/18/35 (1) 9,730 9,730
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,089 1,085
Canyon Capital
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.01%, 4.682%, 10/15/34 (1) 6,460 6,458
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.122%, 4/15/30 (1) 2,287 2,286
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.472%, 4/15/30 (1) 7,815 7,825
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 279 280
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 990 996
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 9,325 9,211
Dell Equipment Finance Trust
Series 2023-3, Class D
6.75%, 10/22/29 (1) 820 825
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 1,185 1,200
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 635 641
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 1,470 1,483
Dell Equipment Finance Trust
Series 2025-1, Class C
5.25%, 2/24/31 (1) 510 519
Dext
Series 2025-2, Class B
4.66%, 4/15/36 (1) 810 814
Dext
Series 2025-2, Class C
4.89%, 4/15/36 (1) 1,000 1,008

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
DLLAA
Series 2023-1A, Class A3
5.64%, 2/22/28 (1) 3,130 3,162
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 1,085 1,092
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 310 314
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 950 954
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 465 469
Dryden
Series 2020-86A, Class A1R2, CLO, FRN
3M TSFR + 1.13%, 4.798%, 7/17/34 (1) 9,455 9,469
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 736 735
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 1,053 1,094
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 1,429 1,486
Fortress Credit BSL IX
Series 2020-1A, Class A1AR, CLO, FRN
3M TSFR + 1.10%, 4.768%, 10/20/33 (1) 9,895 9,895
Fortress Credit BSL IX
Series 2020-1A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.368%, 10/20/33 (1) 7,000 6,998
Fortress Credit BSL VII
Series 2019-1A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.761%, 7/23/32 (1) 688 688
Fortress Credit BSL VII
Series 2019-1A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.071%, 7/23/32 (1) 5,430 5,428
Fortress Credit BSL VII
Series 2019-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.321%, 7/23/32 (1) 6,935 6,942
Fortress Credit BSL VIII
Series 2019-2A, Class A1AR, CLO, FRN
3M TSFR + 1.05%, 4.72%, 10/20/32 (1) 2,784 2,784

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL VIII
Series 2019-2A, Class A2R, CLO, FRN
3M TSFR + 1.40%, 5.07%, 10/20/32 (1) 13,575 13,571
Fortress Credit BSL XV
Series 2022-2A, Class AR, CLO, FRN
3M TSFR + 1.40%, 5.068%, 10/18/33 (1) 10,032 10,049
Fortress Credit BSL XVIII
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.57%, 5.241%, 4/23/36 (1) 1,655 1,656
Galaxy XXII
Series 2016-22A, Class CR4, CLO, FRN
3M TSFR + 1.60%, 5.263%, 4/16/34 (1) 4,475 4,460
Golub Capital Partners Static
Series 2024-1A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 7/20/35 (1) 11,725 11,714
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 11,552 11,540
GreatAmerica Leasing Receivables Funding
Series 2025-2, Class A3
4.14%, 12/17/29 (1) 3,830 3,864
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 2,984 2,981
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 7,909 7,662
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 3,349 3,160
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 8,309 8,612
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 343 338
Hilton Grand Vacations Trust
Series 2022-1D, Class A
3.61%, 6/20/34 (1) 586 584
Hilton Grand Vacations Trust
Series 2023-1A, Class B
6.11%, 1/25/38 (1) 3,142 3,236
Hilton Grand Vacations Trust
Series 2023-1A, Class C
6.94%, 1/25/38 (1) 586 607

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2025-1A, Class A
4.88%, 5/27/42 (1) 1,984 2,021
Hilton Grand Vacations Trust
Series 2025-1A, Class B
5.18%, 5/27/42 (1) 3,345 3,405
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 604 605
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,042 3,066
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 8,335 8,374
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 1,025 1,035
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 2,535 2,586
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.749%, 10/22/34 (1) 3,995 3,996
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 13,045 12,722
KKR
Series 18, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.718%, 10/18/35 (1) 14,460 14,482
KKR
Series 33A, Class AR, CLO, FRN
3M TSFR + 1.08%, 4.748%, 7/20/34 (1) 11,780 11,785
KKR
Series 33A, Class BR, CLO, FRN
3M TSFR + 1.60%, 5.268%, 7/20/34 (1) 7,465 7,480
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.772%, 7/15/34 (1) 5,170 5,171
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 4.968%, 10/20/34 (1) 13,490 13,512
Madison Park Funding XLV
Series 2020-45A, Class ARR, CLO, FRN
3M TSFR + 1.08%, 4.752%, 7/15/34 (1) 3,474 3,476

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.718%, 10/20/29 (1) 5,240 5,238
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 4.962%, 10/15/32 (1) 12,132 12,144
Marble Point XV
Series 2019-1A, Class A1R2, CLO, FRN
3M TSFR + 1.04%, 4.711%, 7/23/32 (1) 5,824 5,823
Marble Point XXI
Series 2021-3A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.168%, 10/17/34 (1) 13,460 13,418
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 1,430 1,428
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 373 370
MVW
Series 2021-1WA, Class B
1.44%, 1/22/41 (1) 213 207
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 3,821 3,876
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 623 642
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 355 364
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 16,575 16,555
Neuberger Berman Loan Advisers
Series 2022-50A, Class AR2, CLO, FRN
3M TSFR + 1.04%, 4.699%, 7/23/36 (1) 2,615 2,615
Neuberger Berman Loan Advisers
Series 2022-51A, Class AR2, CLO, FRN
3M TSFR + 1.00%, 10/23/36 (1)(2) 4,860 4,860
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 2,318 2,327
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 315 316

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NMEF Funding
Series 2026-A, Class C
4.71%, 2/15/34 (1) 1,030 1,037
Octagon Investment Partners XXI
Series 2014-1A, Class A2R4, CLO, FRN
3M TSFR + 1.15%, 4.803%, 2/14/31 (1) 11,495 11,506
Octagon Investment Partners XXI
Series 2014-1A, Class AAR4, CLO, FRN
3M TSFR + 0.81%, 4.463%, 2/14/31 (1) 239 239
Octagon Investment Partners XXI
Series 2014-1A, Class BR4, CLO, FRN
3M TSFR + 1.35%, 5.003%, 2/14/31 (1) 4,500 4,497
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 1,811 1,817
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 1,570 1,587
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 515 527
Octane Receivables Trust
Series 2024-3A, Class A2
4.94%, 5/20/30 (1) 1,177 1,182
Octane Receivables Trust
Series 2024-3A, Class C
5.51%, 10/20/31 (1) 1,650 1,689
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 2,945 2,976
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 6,040 6,153
OZLM Funding II
Series 2012-2A, Class AR4, CLO, FRN
3M TSFR + 1.20%, 4.867%, 7/30/37 (1) 4,450 4,453
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.417%, 7/30/37 (1) 8,115 8,130
OZLM XIX
Series 2017-19A, Class A1R3, CLO, FRN
3M TSFR + 1.00%, 4.663%, 1/15/35 (1) 12,450 12,450
PEAC Solutions Receivables
Series 2026-1A, Class B
4.75%, 7/20/33 (1) 4,225 4,271

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Post
Series 2022-1A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.112%, 4/20/35 (1) 7,070 7,048
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 140 140
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 1,548 1,524
Progress Residential Trust
Series 2021-SFR8, Class C
1.931%, 10/17/38 (1) 7,820 7,704
RAD
Series 2023-21A, Class A1R, CLO, FRN
3M TSFR + 1.07%, 4.738%, 1/25/37 (1) 1,590 1,590
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.786%, 8/20/32 (1) 9,015 9,032
Romark II
Series 2018-2A, Class A2R, CLO, FRN
3M TSFR + 1.65%, 5.318%, 7/25/31 (1) 13,080 13,092
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 1,725 1,730
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 3,520 3,616
SEB Funding
Series 2021-1A, Class A2
4.969%, 1/30/52 (1) 8,733 8,733
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 5,140 5,284
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 1,896 1,919
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 868 874
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 1,619 1,631
Sonic Capital
Series 2020-1A, Class A2II
4.336%, 1/20/50 (1) 2,745 2,685

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 1,360 1,361
Stratus Funding
Series 2025-1A, Class B, CLO, FRN
3M TSFR + 1.45%, 5.122%, 7/15/33 (1) 3,855 3,857
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 12,365 12,352
Symphony XXIII
Series 2020-23A, Class AR2, CLO, FRN
3M TSFR + 0.90%, 4.572%, 1/15/34 (1) 1,442 1,442
TPIC SPV , Class A
10.00%, 12/6/26, (10.00% PIK), Acquisiton Date: 12/10/24,
Cost $464 (3)(4)(5) 596 596
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $7,298 (3)(5) 7,298 6,498
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 3,394 3,409
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 6,225 6,300
Trinitas VI
Series 2017-6A, Class AR4, CLO, FRN
3M TSFR + 1.11%, 4.778%, 1/25/34 (1) 11,985 11,987
Trinitas VII
Series 2017-7A, Class A1R2, CLO, FRN
3M TSFR + 1.06%, 4.728%, 1/25/35 (1) 11,690 11,670
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 2,156 2,192
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 982 1,001
Verizon Master Trust
Series 2024-6, Class B
4.42%, 8/20/30  8,440 8,495
Wellfleet
Series 2021-1A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 4/20/34 (1) 9,235 9,256
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 330 331

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 125 126
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 7,907 7,583
688,258
Student Loan  0.9%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.967%, 7/27/48 (1) 1,705 1,703
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class B, FRN
SOFR30A + 1.70%, 5.367%, 7/27/48 (1) 5,180 5,171
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,879 1,828
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 335 335
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 1,380 1,363
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 2,547 2,490
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 1,083 1,043
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 7,206 6,975
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 1,127 1,081
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 1,222 1,163
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 759 719
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 606 577
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 2,535 2,545

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M TSFR + 0.854%, 4.528%, 3/26/68 (1) 957 955
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 4,566 4,331
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 1,534 1,468
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M TSFR + 0.834%, 4.494%, 1/15/37 (1) 1,392 1,391
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 772 740
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 3,100 2,958
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 4,071 3,873
SMB Private Education Loan Trust
Series 2025-A, Class A1A
5.13%, 4/15/54 (1) 3,464 3,557
46,266
Whole Business  0.1%
Wheels Fleet Lease Funding 1
Series 2023-2A, Class A
6.46%, 8/18/38 (1) 3,238 3,274
3,274
Total Asset-Backed Securities
(Cost $994,665) 1,000,830
CORPORATE BONDS  37.0%
FINANCIAL INSTITUTIONS  9.4%
Banking  5.7%
American Express, VR, 4.731%, 4/25/29 (6) 5,340 5,427
American Express, VR, 5.043%, 7/26/28 (6) 4,305 4,370
American Express, VR, 5.098%, 2/16/28 (6) 2,625 2,652
American Express, VR, 5.532%, 4/25/30 (6) 5,175 5,406
Banco Santander, VR, 5.552%, 3/14/28 (6) 4,000 4,059
Bangkok Bank, 4.507%, 11/26/30 (1) 7,100 7,188
Bank of America, VR, 1.734%, 7/22/27 (6) 5,125 5,081
Bank of America, VR, 4.623%, 5/9/29 (6) 9,115 9,241

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Barclays, VR, 4.219%, 5/24/30 (6) 4,550 4,550
Barclays, VR, 4.476%, 11/11/29 (6) 3,745 3,773
Barclays, VR, 5.086%, 2/25/29 (6) 6,705 6,828
BNP Paribas, VR, 4.792%, 5/9/29 (1)(6) 4,755 4,817
CaixaBank, VR, 6.684%, 9/13/27 (1)(6) 6,125 6,211
Canadian Imperial Bank of Commerce, VR, 4.283%, 1/29/30 (6) 7,005 7,047
Capital One Financial, VR, 7.149%, 10/29/27 (6) 2,860 2,917
Citigroup, VR, 5.174%, 2/13/30 (6) 4,635 4,775
Credit Agricole, VR, 5.23%, 1/9/29 (1)(6) 4,530 4,624
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 4,555 4,612
Danske Bank, VR, 5.427%, 3/1/28 (1)(6) 4,760 4,829
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/30 (1) 5,021 5,086
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (6) 8,015 8,060
Goldman Sachs Group, VR, 4.148%, 1/21/29 (6) 7,990 7,992
Goldman Sachs Group, VR, 4.482%, 8/23/28 (6) 4,835 4,866
Goldman Sachs Group, VR, 4.937%, 4/23/28 (6) 12,485 12,604
Goldman Sachs Group, VR, 5.218%, 4/23/31 (6) 6,975 7,222
HSBC Holdings, VR, 4.899%, 3/3/29 (6) 6,005 6,099
HSBC Holdings, VR, 5.13%, 11/19/28 (6) 6,740 6,861
HSBC Holdings, VR, 5.597%, 5/17/28 (6) 5,415 5,512
Huntington Bancshares, VR, 4.623%, 1/28/32 (6) 13,415 13,546
ING Groep, VR, 4.858%, 3/25/29 (6) 6,845 6,958
JPMorgan Chase, FRN, SOFR + 0.885%, 4.567%, 4/22/27 (7) 5,480 5,484
JPMorgan Chase, VR, 4.979%, 7/22/28 (6) 4,820 4,880
JPMorgan Chase, VR, 5.04%, 1/23/28 (6)(7) 4,620 4,659
Lloyds Banking Group, VR, 5.462%, 1/5/28 (6) 4,660 4,715
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 4,130 4,168
Morgan Stanley, VR, 4.238%, 1/9/30 (6) 5,085 5,101
Morgan Stanley, VR, 4.994%, 4/12/29 (6) 6,780 6,902
Santander Holdings USA, VR, 2.49%, 1/6/28 (6)(7) 5,540 5,460
Santander Holdings USA, VR, 6.124%, 5/31/27 (6) 980 984
Santander U.K. Group Holdings, VR, 1.673%, 6/14/27 (6) 2,595 2,577
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (6) 3,360 3,371
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 4,361 4,414
Standard Chartered, 4.30%, 2/19/27 (1)(7) 2,937 2,939
Standard Chartered, VR, 5.688%, 5/14/28 (1)(6) 4,780 4,874
U.S. Bancorp, VR, 4.548%, 7/22/28 (6) 6,195 6,246
Wells Fargo, VR, 4.97%, 4/23/29 (6) 18,395 18,751
Wells Fargo, Series W, VR, 4.90%, 1/24/28 (6) 8,725 8,793
277,531
Brokerage Asset Managers Exchanges  0.5%
Charles Schwab, VR, 4.343%, 11/14/31 (6)(7) 11,655 11,715
LPL Holdings, 4.625%, 11/15/27 (1)(7) 1,340 1,340

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LPL Holdings, 4.90%, 4/3/28 (7) 2,960 2,994
LPL Holdings, 5.70%, 5/20/27  8,115 8,241
LPL Holdings, 6.75%, 11/17/28  2,275 2,413
26,703
Finance Companies  0.6%
AerCap Ireland Capital, 6.45%, 4/15/27  11,189 11,469
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 2,200 2,292
GATX, 3.25%, 9/15/26  3,544 3,528
GATX, 3.85%, 3/30/27 (7) 5,099 5,090
GATX, 5.40%, 3/15/27  4,745 4,813
27,192
Financial Other  0.1%
Emaar Sukuk, 3.875%, 9/17/29  4,000 3,968
3,968
Insurance  2.4%
Aspen Insurance Holdings, 5.75%, 7/1/30  3,015 3,172
Athene Global Funding, 4.86%, 8/27/26 (1) 5,285 5,300
Athene Global Funding, 5.349%, 7/9/27 (1) 5,190 5,268
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,680 1,668
Brown & Brown, 4.70%, 6/23/28  2,575 2,603
Centene, 4.625%, 12/15/29  7,425 7,243
CNO Global Funding, 1.75%, 10/7/26 (1)(7) 10,627 10,479
CNO Global Funding, 4.875%, 12/10/27 (1) 2,586 2,611
Corebridge Global Funding, 4.25%, 8/21/28 (1) 4,710 4,715
Corebridge Global Funding, 4.65%, 8/20/27 (1) 2,475 2,495
Corebridge Global Funding, 5.20%, 1/12/29 (1)(7) 2,300 2,368
Equitable America Global Funding, 4.65%, 6/9/28 (1) 5,545 5,607
GA Global Funding Trust, 4.40%, 9/23/27 (1)(7) 9,685 9,722
GA Global Funding Trust, 5.40%, 1/13/30 (1)(7) 6,415 6,587
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 3,540 3,642
Highmark, 1.45%, 5/10/26 (1) 295 293
Humana, 5.75%, 3/1/28  2,290 2,352
Humana, 5.75%, 12/1/28  5,742 5,945
Jackson National Life Global Funding, 5.55%, 7/2/27 (1) 6,825 6,943
Jackson National Life Global Funding, 5.60%, 4/10/26 (1) 7,525 7,537
RGA Global Funding, 4.35%, 8/25/28 (1) 7,545 7,590
RGA Global Funding, 4.60%, 11/25/30 (1) 7,095 7,146
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1)(7) 3,275 3,330
114,616
Real Estate Investment Trusts  0.1%
Extra Space Storage, 3.875%, 12/15/27  6,965 6,958
6,958
Total Financial Institutions 456,968

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  25.0%
Basic Industry  0.6%
Celanese U.S. Holdings, 1.40%, 8/5/26  5,220 5,131
Freeport-McMoRan, 4.125%, 3/1/28  1,808 1,807
Freeport-McMoRan, 4.375%, 8/1/28  1,050 1,051
Freeport-McMoRan, 5.25%, 9/1/29  2,084 2,115
Nutrien, 4.90%, 3/27/28  2,955 3,008
Sherwin-Williams, 4.55%, 3/1/28  5,375 5,444
Steel Dynamics, 4.00%, 12/15/28  11,610 11,618
30,174
Capital Goods  1.9%
Amphenol, 4.75%, 3/30/26  9,211 9,213
Amrize Finance U.S., 4.70%, 4/7/28  6,565 6,666
Amrize Finance U.S., 4.95%, 4/7/30  2,415 2,483
AptarGroup, 4.75%, 3/30/31  2,330 2,365
BAE Systems, 5.00%, 3/26/27 (1)(7) 5,475 5,535
Boeing, 3.20%, 3/1/29  4,995 4,881
Boeing, 6.259%, 5/1/27  9,763 10,002
CNH Industrial Capital, 4.375%, 3/7/31  12,015 12,000
Fortive, 3.15%, 6/15/26  6,418 6,396
Huntington Ingalls Industries, 5.353%, 1/15/30 (7) 1,835 1,904
Owens Corning, 3.40%, 8/15/26  3,093 3,082
Owens Corning, 5.50%, 6/15/27  4,210 4,287
Regal Rexnord, 6.05%, 4/15/28  6,701 6,949
Rolls-Royce, 5.75%, 10/15/27 (1) 6,370 6,518
RTX, 6.70%, 8/1/28  4,139 4,394
RTX, 7.00%, 11/1/28  3,927 4,196
90,871
Communications  3.3%
Advanced Info Service, 4.26%, 3/4/31  5,930 5,955
American Tower, 1.60%, 4/15/26  11,099 11,064
American Tower, 3.55%, 7/15/27 (7) 4,480 4,455
AT&T, 4.10%, 2/15/28 (7) 2,395 2,402
Cox Communications, 3.35%, 9/15/26 (1) 2,825 2,814
Cox Communications, 3.50%, 8/15/27 (1) 2,570 2,548
Crown Castle, 1.05%, 7/15/26 (7) 9,140 9,035
Crown Castle, 2.90%, 3/15/27  7,465 7,383
Crown Castle, 4.30%, 2/15/29  945 949
Crown Castle, 4.80%, 9/1/28  4,700 4,778
Crown Castle, 5.00%, 1/11/28  3,330 3,386
Crown Castle, 5.60%, 6/1/29  3,540 3,688
Crown Castle Towers, 4.241%, 7/15/28 (1) 3,040 3,048
KT, 4.125%, 2/2/28 (1)(7) 5,350 5,372

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Meta Platforms, 4.20%, 11/15/30 (7) 9,470 9,558
NTT Finance, 4.62%, 7/16/28 (1)(7) 4,405 4,470
Omnicom Group, 3.60%, 4/15/26 (7) 2,060 2,059
Orange, 4.25%, 1/13/31 (1) 6,270 6,280
Rogers Communications, 3.20%, 3/15/27  9,100 9,032
Rogers Communications, 5.00%, 2/15/29  11,825 12,090
SBA Tower Trust, 1.631%, 11/15/26 (1) 5,077 4,990
SBA Tower Trust, 4.831%, 10/15/29 (1) 13,380 13,570
SBA Tower Trust, 6.599%, 1/15/28 (1) 7,561 7,718
Take-Two Interactive Software, 4.95%, 3/28/28  6,000 6,103
Take-Two Interactive Software, 5.00%, 3/28/26  9,055 9,055
Verizon Communications, 2.10%, 3/22/28  10,164 9,815
161,617
Consumer Cyclical  4.2%
American Honda Finance, 5.65%, 11/15/28 (7) 8,055 8,404
AutoZone, 5.125%, 6/15/30  5,080 5,264
BMW U.S. Capital, 4.60%, 8/13/27 (1) 11,810 11,935
CBRE Services, 4.80%, 6/15/30 (7) 2,485 2,533
Daimler Truck Finance North America, 4.15%, 1/12/29 (1) 2,070 2,076
Daimler Truck Finance North America, 4.30%, 8/12/27 (1) 5,380 5,412
Daimler Truck Finance North America, 5.125%, 9/25/27 (1) 4,210 4,283
Darden Restaurants, 4.35%, 10/15/27  6,645 6,681
Dollar General, 4.125%, 5/1/28 (7) 3,628 3,640
Dollar General, 5.20%, 7/5/28  4,099 4,205
Ford Motor Credit, 4.97%, 4/6/29  2,715 2,733
Ford Motor Credit, 5.125%, 11/5/26  4,650 4,670
Ford Motor Credit, 5.80%, 3/5/27  5,830 5,908
Ford Motor Credit, 5.918%, 3/20/28  3,560 3,653
General Motors Financial, 5.05%, 4/4/28  4,720 4,811
General Motors Financial, 5.35%, 7/15/27  7,015 7,135
General Motors Financial, 5.40%, 4/6/26  3,685 3,689
General Motors Financial, 5.40%, 5/8/27  4,756 4,831
Hyundai Capital America, 4.25%, 1/8/29 (1) 3,290 3,308
Hyundai Capital America, 4.85%, 3/25/27 (1) 5,330 5,378
Hyundai Capital America, 4.875%, 6/23/27 (1)(7) 4,785 4,840
Hyundai Capital America, 5.00%, 1/7/28 (1) 5,565 5,659
Hyundai Capital America, 5.25%, 1/8/27 (1) 2,440 2,466
Hyundai Capital America, 5.50%, 3/30/26 (1)(7) 3,270 3,273
Hyundai Capital America, 5.60%, 3/30/28 (1) 4,300 4,427
Lowe's, 4.80%, 4/1/26 (7) 4,745 4,745
Marriott International, Series R, 3.125%, 6/15/26 (7) 9,676 9,653
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)(7) 2,305 2,305
O'Reilly Automotive, 4.35%, 6/1/28  4,597 4,639

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
O'Reilly Automotive, 5.75%, 11/20/26  13,817 13,963
Ross Stores, 0.875%, 4/15/26  9,068 9,032
Uber Technologies, 4.50%, 8/15/29 (1) 10,995 11,005
Volkswagen Group of America Finance, 4.45%, 9/11/27 (1) 1,380 1,387
Volkswagen Group of America Finance, 4.85%, 8/15/27 (1) 10,805 10,918
Volkswagen Group of America Finance, 5.05%, 3/27/28 (1) 3,770 3,830
Volkswagen Group of America Finance, 5.65%, 9/12/28 (1) 750 775
Volkswagen Group of America Finance, 5.70%, 9/12/26 (1) 6,435 6,485
Volkswagen Group of America Finance, 6.00%, 11/16/26 (1) 4,520 4,575
Volkswagen Group of America Finance, 6.20%, 11/16/28 (1) 1,170 1,228
205,754
Consumer Non-Cyclical  6.0%
AbbVie, 3.775%, 3/3/28  14,185 14,205
AbbVie, 4.125%, 3/15/31  3,950 3,962
Bacardi, 4.70%, 5/15/28 (1) 11,428 11,532
BAT International Finance, 1.668%, 3/25/26  7,140 7,125
BAT International Finance, 4.448%, 3/16/28  13,155 13,275
Bayer U.S. Finance II, 4.375%, 12/15/28 (1) 9,409 9,443
Becton Dickinson & Company, 4.693%, 2/13/28 (7) 10,060 10,190
Bunge Finance, 2.00%, 4/21/26  1,515 1,509
Bunge Finance, 4.90%, 4/21/27  7,230 7,307
Cencora, 3.45%, 12/15/27  1,454 1,443
Cencora, 3.95%, 2/13/29  3,970 3,972
Cencora, 4.625%, 12/15/27  3,970 4,019
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 1,091 1,067
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,576
CVS Health, 1.30%, 8/21/27  13,114 12,627
CVS Health, 2.875%, 6/1/26  4,883 4,870
CVS Health, 3.00%, 8/15/26 (7) 2,945 2,931
CVS Health, 4.30%, 3/25/28  4,105 4,128
EMD Finance, 4.125%, 8/15/28 (1)(7) 12,285 12,343
HCA, 3.125%, 3/15/27  7,560 7,496
HCA, 4.30%, 11/15/30  2,495 2,499
HCA, 5.625%, 9/1/28  9,032 9,314
Heineken, 3.50%, 1/29/28 (1) 24,087 23,926
Icon Investments Six, 5.809%, 5/8/27  10,405 10,501
Imperial Brands Finance, 4.50%, 6/30/28 (1) 5,070 5,122
Imperial Brands Finance, 6.125%, 7/27/27 (1) 9,415 9,676
IQVIA, 6.25%, 2/1/29  3,065 3,222
Japan Tobacco, 4.85%, 5/15/28 (1)(7) 10,295 10,494
Keurig Dr Pepper, 3.95%, 4/15/29  1,297 1,289
Keurig Dr Pepper, 4.35%, 5/15/28  3,030 3,047
Keurig Dr Pepper, 5.05%, 3/15/29  7,790 7,984

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Mars, 4.55%, 4/20/28 (1) 5,095 5,164
Mars, 4.60%, 3/1/28 (1) 6,720 6,821
Medline Borrower, 3.875%, 4/1/29 (1) 18,705 18,396
Medline Borrower, 6.25%, 4/1/29 (1) 1,181 1,219
Philip Morris International, 5.125%, 11/17/27  1,948 1,988
Revvity, 1.90%, 9/15/28  5,866 5,555
Solventum, 5.45%, 2/25/27  3,675 3,724
Stryker, 4.70%, 2/10/28  5,667 5,751
Thermo Fisher Scientific, 4.215%, 2/12/31  6,545 6,598
Utah Acquisition Sub, 3.95%, 6/15/26  6,750 6,739
Viatris, 2.30%, 6/22/27  5,092 4,965
290,014
Energy  3.7%
Canadian Natural Resources, 3.85%, 6/1/27  5,283 5,276
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  8,987 9,073
Cheniere Energy, 4.625%, 10/15/28  1,093 1,093
Columbia Pipelines Holding, 6.055%, 8/15/26 (1) 1,060 1,067
Diamondback Energy, 5.20%, 4/18/27  5,417 5,485
Enbridge, 4.60%, 6/20/28  2,140 2,170
Enbridge, 5.90%, 11/15/26  2,765 2,799
Enbridge, 6.00%, 11/15/28 (7) 2,270 2,390
Energy Transfer, 4.55%, 1/15/31  4,000 4,040
Energy Transfer, 5.25%, 7/1/29  3,905 4,050
Energy Transfer, 6.05%, 12/1/26  10,455 10,597
EOG Resources, 4.40%, 1/15/31  3,865 3,911
EQT, 3.125%, 5/15/26 (1) 1,885 1,880
MPLX, 4.80%, 2/15/31  15,680 16,007
ONEOK, 4.25%, 9/24/27  9,355 9,398
ONEOK, 4.85%, 7/15/26  11,352 11,360
ONEOK, 5.55%, 11/1/26  4,840 4,883
ONEOK, 5.625%, 1/15/28 (1) 2,520 2,574
Plains All American Pipeline, 4.70%, 1/15/31 (7) 3,845 3,904
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,930 1,937
Schlumberger Holdings, 3.90%, 5/17/28 (1) 8,758 8,762
Schlumberger Investment, 4.50%, 5/15/28  4,853 4,910
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27  6,646 6,715
Targa Resources, 4.35%, 1/15/29  4,525 4,559
Targa Resources, 5.20%, 7/1/27  2,155 2,189
Tengizchevroil Finance International, 4.00%, 8/15/26  4,700 4,690
TotalEnergies Capital USA, 4.248%, 1/13/31  11,685 11,786
Var Energi, 5.00%, 5/18/27 (1) 5,935 5,992
Williams, 4.625%, 6/30/30  6,535 6,650
Williams, 4.80%, 11/15/29  4,020 4,117

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Williams, 5.40%, 3/2/26  11,725 11,725
Woodside Finance, 3.70%, 9/15/26 (1) 2,682 2,676
178,665
Industrial Other  0.5%
Booz Allen Hamilton, 3.875%, 9/1/28 (1) 11,780 11,598
Booz Allen Hamilton, 4.00%, 7/1/29 (1)(7) 5,910 5,782
CK Hutchison International 25, 4.25%, 9/26/30 (1)(7) 6,720 6,779
24,159
Technology  3.5%
Alphabet, 3.70%, 2/15/29  7,295 7,301
Atlassian, 5.25%, 5/15/29 (7) 2,605 2,650
Dell International, 4.75%, 4/1/28  6,465 6,566
Fiserv, 3.50%, 7/1/29  5,285 5,134
Fiserv, 4.20%, 10/1/28  4,348 4,349
Fiserv, 4.55%, 2/15/31 (7) 3,490 3,480
Fiserv, 5.15%, 3/15/27  8,395 8,476
Fiserv, 5.375%, 8/21/28  3,825 3,921
Fortinet, 1.00%, 3/15/26 (7) 8,090 8,076
Foundry JV Holdco, 5.50%, 1/25/31 (1) 2,250 2,348
Foundry JV Holdco, 5.90%, 1/25/30 (1) 2,025 2,137
Gartner, 4.50%, 7/1/28 (1) 13,235 13,044
Intel, 3.15%, 5/11/27  2,223 2,201
Intel, 3.75%, 8/5/27  3,890 3,877
International Business Machines, 4.65%, 2/10/28  11,744 11,919
Leidos, 4.10%, 3/15/29  4,375 4,385
Marvell Technology, 1.65%, 4/15/26  3,000 2,992
Marvell Technology, 4.75%, 7/15/30  1,905 1,942
Marvell Technology, 4.875%, 6/22/28  9,338 9,509
NXP, 3.15%, 5/1/27  1,235 1,224
NXP, 3.875%, 6/18/26  4,939 4,937
NXP, 4.30%, 8/19/28  2,250 2,264
NXP, 4.30%, 6/18/29  5,609 5,642
NXP, 4.40%, 6/1/27  1,040 1,045
Oracle, 1.65%, 3/25/26  12,195 12,174
Oracle, 4.45%, 9/26/30  7,720 7,567
Synopsys, 4.65%, 4/1/28  12,370 12,528
Western Union, 1.35%, 3/15/26  16,695 16,676
Workday, 3.50%, 4/1/27 (7) 3,450 3,432
171,796
Transportation  1.3%
Delta Air Lines, 4.95%, 7/10/28  4,275 4,346
Element Fleet Management, 5.037%, 3/25/30 (1) 4,460 4,576
Element Fleet Management, 5.643%, 3/13/27 (1) 4,310 4,375
ERAC USA Finance, 4.60%, 5/1/28 (1) 8,895 9,029

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ERAC USA Finance, 5.00%, 2/15/29 (1)(7) 3,460 3,561
HPHT Finance, 1.50%, 9/17/26  6,650 6,557
Penske Truck Leasing, 1.70%, 6/15/26 (1) 1,190 1,181
Penske Truck Leasing, 3.40%, 11/15/26 (1) 2,240 2,230
Penske Truck Leasing, 4.40%, 7/1/27 (1) 3,339 3,354
Penske Truck Leasing, 5.35%, 1/12/27 (1) 3,125 3,156
Penske Truck Leasing, 5.75%, 5/24/26 (1) 12,797 12,826
Southwest Airlines, 4.375%, 11/15/28  7,730 7,787
Sydney Airport Finance, 3.625%, 4/28/26 (1)(7) 1,351 1,349
64,327
Total Industrial 1,217,377
UTILITY  2.6%
Electric  2.3%
Ameren, 1.95%, 3/15/27  3,752 3,677
American Electric Power, 5.20%, 1/15/29  8,040 8,312
Appalachian Power, Series X, 3.30%, 6/1/27  10,708 10,609
Constellation Energy Generation, 5.60%, 3/1/28  2,022 2,085
DTE Energy, 4.875%, 6/1/28  5,080 5,178
DTE Energy, 4.95%, 7/1/27  3,625 3,668
DTE Energy, 5.20%, 4/1/30  4,880 5,064
Enel Finance International, 1.625%, 7/12/26 (1) 9,605 9,516
Enel Finance International, 4.125%, 9/30/28 (1) 2,355 2,360
Exelon, 5.15%, 3/15/29  2,470 2,552
FirstEnergy, Series B, 3.90%, 7/15/27  8,066 8,083
FirstEnergy Transmission, 4.55%, 1/15/30 (7) 1,855 1,882
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,974
NextEra Energy Capital Holdings, 4.685%, 9/1/27  1,575 1,593
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 4,085 4,151
Pacific Gas & Electric, 3.30%, 3/15/27  1,617 1,605
Pacific Gas & Electric, 3.30%, 12/1/27  1,597 1,577
Pacific Gas & Electric, 5.00%, 6/4/28  3,270 3,330
Pacific Gas & Electric, 5.45%, 6/15/27  815 828
Public Service Enterprise Group, 4.90%, 3/15/30 (7) 8,275 8,514
Southern, 5.113%, 8/1/27  4,238 4,307
Southern California Edison, 4.875%, 2/1/27  2,500 2,517
Southern California Edison, 5.15%, 6/1/29  6,095 6,269
Vistra Operations, 5.05%, 12/30/26 (1) 4,299 4,336
110,987
Natural Gas  0.3%
NiSource, 5.25%, 3/30/28 (7) 1,560 1,599
Sempra, 5.40%, 8/1/26  2,840 2,853
Southern California Gas, 2.95%, 4/15/27  5,420 5,368

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Southern Gas Capital, Series A, 4.05%, 9/15/28  4,245 4,257
14,077
Total Utility 125,064
Total Corporate Bonds
(Cost $1,781,432) 1,799,409
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  2.5%
Government Sponsored  0.2%
EQUATE Petrochemical, 4.25%, 11/3/26  12,000 11,997
11,997
Owned No Guarantee  2.0%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30  9,080 9,190
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29  10,190 9,781
DP World Crescent, 4.848%, 9/26/28  5,580 5,630
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,417
Korea Housing Finance, 4.625%, 2/24/28 (1)(7) 12,080 12,293
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 11,991
Korea Hydro & Nuclear Power, 5.00%, 7/18/28 (1) 1,400 1,437
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 8,290 8,535
Ma'aden Sukuk, 5.25%, 2/13/30  2,568 2,644
NBN, 1.45%, 5/5/26 (1) 15,195 15,128
STC Sukuk II, 4.489%, 1/15/31 (1) 7,940 7,976
97,022
Sovereign  0.3%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 8,100 8,262
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 5,320 5,428
13,690
Total Foreign Government Obligations & Municipalities
(Cost $121,539) 122,709
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  8.7%
Collateralized Mortgage Obligations  5.9%
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 2,710 2,438
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM, 1.19%, 4/25/66 (1) 797 705
Angel Oak Mortgage Trust
Series 2025-5, Class A1, CMO, STEP, 5.573%, 4/25/70 (1) 9,858 9,964
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.431%, 9/25/29, Acquisition
Date: 8/29/24, Cost $5,028 (3)(5) 5,028 5,042

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM, 2.625%, 6/25/56 (1) 1,512 1,426
CIM Trust
Series 2021-R6, Class A1, CMO, ARM, 1.425%, 7/25/61 (1) 807 752
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 3,010 2,715
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM, 1.373%, 6/25/66 (1) 1,671 1,477
COLT Mortgage Loan Trust
Series 2024-6, Class A2, CMO, STEP, 5.644%, 11/25/69 (1) 5,440 5,478
COLT Mortgage Loan Trust
Series 2024-INV4, Class A3, CMO, STEP, 6.111%, 5/25/69 (1) 5,388 5,439
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.867%, 10/25/70 (1) 4,187 4,191
COLT Mortgage Loan Trust
Series 2025-4, Class A1, CMO, STEP, 5.794%, 4/25/70 (1) 2,194 2,225
COLT Mortgage Loan Trust
Series 2025-INV2, Class A1, CMO, STEP, 5.601%, 2/25/70 (1) 4,499 4,556
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
4.767%, 1/25/45 (1) 2,764 2,765
Connecticut Avenue Securities Trust
Series 2025-R03, Class 2A1, CMO, ARM, SOFR30A + 1.45%,
5.117%, 3/25/45 (1) 1,687 1,697
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.617%, 9/25/45 (1) 2,837 2,844
Connecticut Avenue Securities Trust
Series 2026-R01, Class 2A1, CMO, ARM, SOFR30A + 0.85%,
4.517%, 1/25/46 (1) 9,450 9,444
Cross Mortgage Trust
Series 2024-H6, Class A2, CMO, STEP, 5.383%, 9/25/69 (1) 3,407 3,418
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,224 1,108
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.797%, 12/25/70 (1) 4,051 4,068
EFMT
Series 2024-INV2, Class A1, CMO, STEP, 5.035%, 10/25/69 (1) 4,651 4,664
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 2,615 2,626
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 2,182 2,202
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.868%, 10/25/70 (1) 2,189 2,192

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
EFMT
Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1) 3,502 3,528
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 2,856 2,871
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 4,642 4,668
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.867%, 2/25/71 (1) 2,385 2,385
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 197 192
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM, 1.55%, 9/25/66 (1) 1,731 1,484
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
4.638%, 3/25/50 (1) 1,296 1,256
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 279 260
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM, 4.00%, 2/25/59 (1) 202 196
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM, 3.339%, 10/25/59 (1) 7,916 7,592
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM, 2.832%, 1/25/60 (1) 4,592 4,090
GCAT Trust
Series 2020-NQM1, Class A3, CMO, STEP, 3.554%, 1/25/60 (1) 675 669
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 3,079 3,104
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.688%, 7/25/44 (1) 24 24
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 2,747 2,770
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1) 6,268 6,312
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 5,430 5,435
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.205%, 6/25/56 (1) 764 692
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM, 1.516%, 9/25/56 (1) 2,602 2,281
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP, 4.767%, 6/25/67 (1) 7,325 7,306
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM, 3.50%, 8/25/50 (1) 856 786
JPMorgan Mortgage Trust
Series 2025-DSC1, Class A1, CMO, ARM, 5.577%, 9/25/65 (1) 6,059 6,131

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 3,585 3,609
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM, SOFR30A + 1.35%,
5.012%, 3/20/56 (1) 2,702 2,710
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM, 0.852%, 1/25/56 (1) 325 316
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM, 1.317%, 11/25/64 (1) 1,146 1,036
MFA Trust
Series 2025-NQM4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.867%, 8/25/70 (1) 11,061 11,072
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 610 617
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 3,049 3,088
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A2, CMO, STEP, 5.603%, 7/25/65 (1) 6,161 6,232
New Residential Mortgage Loan Trust
Series 2025-NQM7, Class A2, CMO, STEP, 5.264%, 10/26/65 (1) 2,291 2,300
NRZT
Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1) 9,579 9,647
NYMT Loan Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.766%, 2/25/61 (1) 2,585 2,593
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM, 1M TSFR + 1.314%,
4.987%, 6/25/59 (1) 80 79
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM, 1M TSFR + 1.014%,
4.688%, 10/25/59 (1) 253 253
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM, 1M TSFR + 1.064%,
4.738%, 2/25/60 (1) 202 201
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 303 274
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM, 3.50%, 12/25/49 (1) 502 465
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM, 1.175%, 2/25/66 (1) 2,100 1,892
OBX Trust
Series 2023-NQM10, Class A2, CMO, STEP, 6.92%, 10/25/63 (1) 539 544
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 3,361 3,386
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.817%, 7/27/65 (1) 1,754 1,756

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RCKT Mortgage Trust
Series 2024-CES8, Class A1A, CMO, STEP, 5.49%, 11/25/44 (1) 5,556 5,604
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO, STEP, 5.582%, 12/25/44 (1) 1,468 1,484
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 2,709 2,723
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM, 4.00%, 6/25/48 (1) 217 206
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 568 541
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 7 7
Spruce Hill Mortgage Loan Trust
Series 2022-SH1, Class A1A, CMO, STEP, 4.10%, 7/25/57 (1) 8,865 8,853
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 271 269
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM, 2.408%, 2/25/50 (1) 1,836 1,776
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM, 0.943%, 5/25/65 (1) 815 778
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM, 1.162%, 8/25/56 (1) 6,037 5,482
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM, SOFR30A + 1.65%,
5.317%, 1/25/34 (1) 771 775
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM, SOFR30A + 2.95%,
6.617%, 6/25/42 (1) 2,824 2,868
Structured Agency Credit Risk Debt Notes
Series 2023-HQA3, Class A1, CMO, ARM, SOFR30A + 1.85%,
5.517%, 11/25/43 (1) 1,728 1,742
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.917%, 3/25/44 (1) 7,642 7,671
Structured Agency Credit Risk Debt Notes
Series 2025-DNA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.617%, 1/25/45 (1) 1,121 1,121
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.767%, 9/25/45 (1) 3,766 3,766
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class A1, CMO, ARM, SOFR30A + 0.90%,
4.567%, 10/25/45 (1) 5,886 5,891
Structured Agency Credit Risk Debt Notes
Series 2025-DNA4, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.767%, 10/25/45 (1) 2,138 2,141

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2026-DNA1, Class M1, CMO, ARM, SOFR30A + 1.00%,
4.658%, 2/25/46 (1) 5,965 5,965
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.833%, 12/25/64 (1) 4,416 4,508
Towd Point Mortgage Trust
Series 2026-1, Class A1B, CMO, ARM, 4.419%, 1/25/66 (1) 7,250 7,274
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM, 1.052%, 1/25/66 (1) 1,049 969
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM, 1.155%, 1/25/66 (1) 620 573
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM, 1.031%, 2/25/66 (1) 1,484 1,371
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM, 1.057%, 10/25/63 (1) 208 203
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM, 0.918%, 2/25/64 (1) 1,185 1,122
Verus Securitization Trust
Series 2023-4, Class A2, CMO, STEP, 6.116%, 5/25/68 (1) 431 431
Verus Securitization Trust
Series 2023-6, Class A2, CMO, STEP, 6.939%, 9/25/68 (1) 1,522 1,532
Verus Securitization Trust
Series 2023-7, Class A2, CMO, STEP, 7.272%, 10/25/68 (1) 3,095 3,127
Verus Securitization Trust
Series 2023-8, Class A2, CMO, STEP, 6.664%, 12/25/68 (1) 626 631
Verus Securitization Trust
Series 2025-3, Class A1, CMO, STEP, 5.623%, 5/25/70 (1) 2,274 2,301
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 4.867%,
8/25/70 (1) 5,070 5,075
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM, 2.496%, 4/25/65 (1) 267 261
288,579
Commercial Mortgage-Backed Securities  2.8%
BANK
Series 2024-BNK47, Class A1, 5.523%, 6/15/57  879 898
BANK5
Series 2024-5YR11, Class AS, 6.139%, 11/15/57  3,815 4,021
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  6,435 6,819
BANK5
Series 2024-5YR12, Class AS, ARM, 6.122%, 12/15/57  2,725 2,873
BANK5
Series 2024-5YR9, Class A1, 4.889%, 8/15/57  3,272 3,311
BBCMS Mortgage Trust
Series 2026-5C40, Class A1, 4.431%, 2/15/59  810 812

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Benchmark Mortgage Trust
Series 2024-V11, Class AM, ARM, 6.201%, 11/15/57  3,235 3,401
Benchmark Mortgage Trust
Series 2024-V6, Class A1, 5.568%, 3/15/57  622 626
Benchmark Mortgage Trust
Series 2024-V8, Class A1, 5.514%, 7/15/57  2,051 2,090
Benchmark Mortgage Trust
Series 2025-V19, Class A3, 5.249%, 1/15/58  6,355 6,638
Benchmark Mortgage Trust
Series 2026-V20, Class A1, 4.332%, 2/15/59  1,290 1,292
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1) 1,820 1,858
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57  6,350 6,767
BMO Mortgage Trust
Series 2024-C8, Class A1, 5.542%, 3/15/57  1,605 1,631
BMO Mortgage Trust
Series 2026-C14, Class A1, 4.36%, 2/15/59  1,920 1,933
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.302%,
12/15/39 (1) 3,097 3,099
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.301%,
5/15/41 (1) 4,138 4,140
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.501%,
5/15/41 (1) 4,295 4,300
BX Commercial Mortgage Trust
Series 2024-SLCT, Class B, ARM, 1M TSFR + 1.793%, 5.452%,
1/15/42 (1) 2,275 2,276
BX Commercial Mortgage Trust
Series 2024-SLCT, Class C, ARM, 1M TSFR + 2.392%, 6.052%,
1/15/42 (1) 5,925 5,929
BX Commercial Mortgage Trust
Series 2026-CSMO, Class C, ARM, 1M TSFR + 2.00%, 5.667%,
2/15/42 (1) 1,850 1,855
BX Trust
Series 2025-GW, Class A, ARM, 1M TSFR + 1.60%, 5.26%,
7/15/42 (1) 1,415 1,417
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.36%,
12/15/44 (1) 5,340 5,345
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.76%,
12/15/44 (1) 7,528 7,542
CENT
Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 5,365 5,499

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM, 3.884%, 2/10/47  2,235 2,202
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 5.01%,
11/15/42 (1) 7,165 7,172
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.51%,
10/15/42 (1) 2,660 2,667
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.60%,
5/15/37 (1) 5,885 5,881
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.501%,
9/15/41 (1) 3,055 3,058
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS, 4.021%, 3/10/50 (1) 4,905 4,799
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 5.251%,
5/15/41 (1) 6,250 6,222
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A1, 4.609%, 8/15/58  1,182 1,194
NYC Commercial Mortgage Trust
Series 2025-28L, Class B, ARM, 5.007%, 11/5/38 (1) 2,565 2,587
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, ARM, 1M TSFR + 1.741%, 5.401%,
5/15/39 (1) 4,880 4,880
TX Trust
Series 2024-HOU, Class B, ARM, 1M TSFR + 2.091%, 5.75%,
6/15/39 (1) 6,490 6,497
133,531
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 98 97
97
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $424,665) 422,207
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  6.0%
U.S. Government Agency Obligations  5.2%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  2,930 2,824
5.50%, 10/1/38  15 16
6.00%, 9/1/34 - 9/1/35  229 240
7.00%, 3/1/39  312 330

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
7.50%, 6/1/38  264 282
Federal Home Loan Mortgage, ARM
1Y CMT + 2.219%, 6.094%, 10/1/33  — —
1Y CMT + 2.347%, 6.111%, 11/1/34  46 47
RFUCCT1Y + 1.625%, 6.292%, 6/1/38  16 16
RFUCCT1Y + 1.625%, 6.477%, 6/1/38  79 80
RFUCCT1Y + 1.625%, 6.625%, 4/1/37  4 4
RFUCCT1Y + 1.726%, 6.356%, 7/1/35  23 24
RFUCCT1Y + 1.733%, 5.983%, 2/1/37  18 18
RFUCCT1Y + 1.733%, 6.358%, 10/1/36  41 42
RFUCCT1Y + 1.771%, 6.616%, 5/1/38  50 51
RFUCCT1Y + 1.775%, 6.689%, 5/1/37  15 15
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  17 18
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  27 27
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  9 10
RFUCCT1Y + 1.961%, 6.836%, 2/1/33  — —
RFUCCT1Y + 1.975%, 6.225%, 2/1/34  1 1
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  27 27
RFUCCT1Y + 2.069%, 6.318%, 2/1/37  13 13
RFUCCT1Y + 2.083%, 6.957%, 2/1/38  111 115
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  4,085 3,594
3.00%, 11/1/34  460 448
4.00%, 12/1/49 - 2/1/50  1,646 1,609
4.50%, 5/1/50 - 9/1/52  12,091 12,012
5.00%, 12/1/41 - 6/1/55  1,404 1,446
5.50%, 8/1/53 - 7/1/55  14,444 14,764
6.00%, 9/1/53 - 8/1/55  44,518 46,010
6.50%, 9/1/54 - 6/1/55  6,829 7,119
Federal Home Loan Mortgage Multifamily Structured PTC, 4.60%,
6/25/30  3,657 3,734
Federal National Mortgage Assn., ARM
ECOFC + 1.254%, 4.265%, 7/1/27  — —
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  19 19
RFUCCT1Y + 1.523%, 6.096%, 7/1/35  16 16
RFUCCT1Y + 1.613%, 6.095%, 12/1/35  40 40
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  7 8
RFUCCT1Y + 1.673%, 5.922%, 2/1/33  2 2
RFUCCT1Y + 1.684%, 6.156%, 7/1/34  2 2
RFUCCT1Y + 1.715%, 5.98%, 12/1/32  17 17
RFUCCT1Y + 1.715%, 6.215%, 10/1/32  11 11
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  6 7
RFUCCT1Y + 1.78%, 6.155%, 1/1/34  9 9

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
RFUCCT1Y + 1.788%, 6.788%, 5/1/38  25 26
RFUCCT1Y + 1.83%, 6.58%, 8/1/38  3 3
RFUCCT1Y + 1.83%, 6.83%, 4/1/38  56 57
RFUCCT1Y + 1.853%, 6.574%, 8/1/38  47 48
RFUCCT1Y + 1.853%, 6.603%, 8/1/38  10 10
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  5 5
RFUCCT1Y + 1.907%, 6.907%, 5/1/38  62 64
RFUCCT6M + 1.372%, 5.96%, 10/1/33  140 141
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,147 1,798
2.50%, 1/1/54  3,961 3,453
3.00%, 9/1/28 - 2/1/35  2,684 2,628
3.50%, 12/1/45 - 1/1/52  9,480 9,019
4.00%, 1/1/47 - 9/1/52  20,872 20,356
4.50%, 5/1/41 - 1/1/50  8,659 8,739
5.00%, 6/1/35 - 10/1/55  36,038 36,503
5.50%, 7/1/34 - 10/1/55  59,152 60,629
6.00%, 3/1/34 - 6/1/54  10,282 10,764
6.50%, 7/1/32 - 6/1/55  5,101 5,331
254,641
U.S. Government Obligations  0.8%
Government National Mortgage Assn.
2.00%, 3/20/52  440 373
3.00%, 9/20/47  5,307 4,925
3.50%, 8/20/44 - 7/20/52  10,878 10,361
4.00%, 9/20/45 - 10/20/52  3,847 3,758
5.00%, 12/20/34 - 5/20/48  4,465 4,587
5.50%, 2/20/49  139 143
6.00%, 7/15/36  808 850
Government National Mortgage Assn., TBA, 5.00%, 3/20/56 (8) 11,865 11,905
36,902
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $291,851) 291,543
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  20.7%
U.S. Treasury Obligations  20.7%
U.S. Treasury Notes, 3.375%, 11/30/27 (9) 134,895 134,816
U.S. Treasury Notes, 3.375%, 12/31/27  216,720 216,618
U.S. Treasury Notes, 3.50%, 9/30/27  173,635 173,825
U.S. Treasury Notes, 3.50%, 10/31/27  145,395 145,565
U.S. Treasury Notes, 3.50%, 1/31/28  198,735 199,123

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.625%, 8/31/27  34,335 34,426
U.S. Treasury Notes, 3.875%, 7/15/28 (9) 100,720 101,830
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $1,002,977) 1,006,203
SHORT-TERM INVESTMENTS  5.5%
Commercial Paper  3.3%
4(2)  3.3%(10)
Bacardi-Martini, 3.97%, 3/27/26  4,810 4,795
Brunswick, 4.203%, 3/3/26  15,150 15,143
Crown Castle, 3.743%, 3/19/26  13,175 13,144
Crown Castle, 4.113%, 3/12/26  10,305 10,289
Edison International, 4.213%, 3/19/26  10,100 10,077
Edison International, 4.227%, 3/16/26  10,180 10,160
Harley-Davidson Financial Services, 4.139%, 3/4/26  8,985 8,980
Harley-Davidson Financial Services, 4.214%, 3/17/26  13,105 13,079
HCA, 0.00%, 5/12/26  15,245 15,114
HCA, 3.98%, 3/2/26  15,855 15,850
HCA, 4.259%, 5/14/26  10,315 10,224
Ovintiv, 3.942%, 3/19/26  11,840 11,813
Ovintiv, 3.942%, 3/20/26  12,630 12,599
Southern California Edison, 4.221%, 3/27/26  12,395 12,355
163,622
Money Market Funds  2.2%
T. Rowe Price Government Reserve Fund, 3.73% (11)(12) 104,927 104,927
104,927
Total Short-Term Investments
(Cost $268,584) 268,549
SECURITIES LENDING COLLATERAL  1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.0%
Money Market Funds 1.0%
T. Rowe Price Treasury Reserve Fund, 3.67% (11)(12) 48,686 48,686
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 48,686
Total Securities Lending Collateral
(Cost $48,686) 48,686

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap
Protection Bought (Relevant
Credit: Markit CDX.
NA.IG-S45, 5 Year Index,
12/20/30), Pay 1.00%
Quarterly, Receive upon
credit default, 4/15/26 @
0.55%* (13) 1 750,350 1,712
Total Options Purchased (Cost $1,073) 1,712
Total Investments in Securities 101.9%
(Cost $4,935,472) $ 4,961,848
Other Assets Less Liabilities (1.9)% (93,849)
Net Assets 100.0% $ 4,867,999
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,891,315 and represents 38.9% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $12,136 and represents 0.2% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) All or a portion of this security is on loan at February 28, 2026.

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(8) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $11,905 and represents 0.2% of net assets.
(9) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $163,622 and represents 3.3% of net assets.
(11) Seven-day yield
(12) Affiliated Companies
(13) Non-income producing
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index
FRN Floating Rate Note
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate
RFUCCT6M Six month FTSE USD IBOR Consumer Cash Fallback
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year
Index, 12/20/30), Pay
1.00% Quarterly, Receive
upon credit default,
4/15/26 @ 0.80%* 1 750,350 (406)
Total Options Written (Premiums $(255)) $ (406)

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,242 U.S. Treasury Notes five year
contracts 6/26 (136,795) $ (398)
Short, 861 U.S. Treasury Notes ten year contracts 6/26 (97,992) (432)
Long, 7,204 U.S. Treasury Notes two year
contracts 6/26 1,507,606 1,655
Short, 136 Ultra U.S. Treasury Bonds contracts 6/26 (16,537) (158)
Short, 233 Ultra U.S. Treasury Notes ten year
contracts 6/26 (27,199) (146)
Net payments (receipts) of variation margin to date 446
Variation margin receivable (payable) on open futures contracts $ 967

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 2,425++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 2,425+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 92,075  ¤  ¤ $ 104,927
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 48,686
Total $ 153,613^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,425 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $153,613.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Short-Term
Bond Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also

T. ROWE PRICE Short-Term Bond Fund

consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,219,864 $ — $ 3,219,864
Asset-Backed Securities — 993,736 7,094 1,000,830
Non-U.S. Government
Mortgage-Backed Securities — 417,165 5,042 422,207
Short-Term Investments 104,927 163,622 — 268,549
Securities Lending Collateral 48,686 — — 48,686
Options Purchased — 1,712 — 1,712
Total Securities 153,613 4,796,099 12,136 4,961,848
Futures Contracts* 1,655 — — 1,655
Total $ 155,268 $ 4,796,099 $ 12,136 $ 4,963,503
Liabilities
Options Written $ — $ 406 $ — $ 406
Futures Contracts* 1,134 — — 1,134
Total $ 1,134 $ 406 $ — $ 1,540
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Short-Term Bond Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F55-054Q3 02/26
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.